Remuneration of Auditors (Tables)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Remuneration of Auditors [Abstract]
Schedule of Remuneration of Auditors
	Consolidated	Consolidated
	2023	2022
	$	$
Audit or review of the financial reports of the company
Amounts received & receivable by the auditor:
Audit services – PKF Brisbane Audit	97,750	85,000
Audit services – HLB Mann Judd	-	23,138
Audit services – Withum Smith & Brown (US auditor)	-	357,208
	97,750	465,346

	Consolidated	Consolidated
	2022	2021
	$	$
Audit or review of the financial reports of the company
Amounts received & receivable by the auditor:
Audit services – PKF Brisbane Audit	85,000	-
Audit services – HLB Mann Judd	23,138	37,785
Audit services – Withum Smith & Brown (US auditor)	357,208	287,975
Other services – Withum Smith & Brown (US auditor)	-	-
	465,346	325,760